Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss, Current	$ 1.9	$ 1.6
Other non-current assets, accumulated depreciation	2.5	2.3
Vessels and equipment, accumulated depreciation	264.4	237.5
Deferred drydock expenditure, accumulated amortization	$ 25.8	$ 22.3
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	225,000,000	225,000,000
Common stock, shares issued (in shares)	44,031,496	43,324,702
Common stock, shares outstanding (in shares)	40,455,240	41,304,649
Treasury stock repurchased (in shares)	3,576,256	2,020,053
Cumulative Series A redeemable Preferred Stock
Divided rate	8.50%